Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 13:-	EQUITY

a.	The common shares of the Company are traded on the NASDAQ and on the Tel-Aviv Stock Exchange.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

On October 20, 2020, the Company completed a secondary public offering of its ordinary shares on the NASDAQ. The Company issued 3,898,304 shares at a price of $29.50 per share before issuance expenses and underwriting discounts. The total proceeds from the issuance amounted to $108,737, net of issuance expenses of $509.

b.	Share Incentive Plan:

In 2011, the Company’s board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company’s employees, directors, officers, consultants, advisors, suppliers, business partners, customers and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. Options granted under the 2011 Plan may be exercised for a period of up to six years from the date of grant and become exercisable in four equal, annual installments, beginning with the first anniversary of the date of the grant, or pursuant to such other schedule as may provide in the option agreement.

The total number of Common Shares available under the 2011 Plan was set at 8,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company’s previously existing share incentive plans.

As of December 31, 2020, 2,610,136 common shares of the Company were available for future grant under the 2011 Plan. Any options granted under the 2011 Plan which are forfeited, cancelled, terminated or expired, will become available for future grant under the 2011 Plan.

In March 2018, the Company’s Board of Directors approved a re-pricing of some of the Company’s stock options held by some of the Company’s senior employees. As a result of the re-pricing, 170,000 stock options at an exercise price range of $ 11.5 to $ 12.2 were re-priced to 141,229 stock options at an exercise price of $ 10.0 per share. The Company accounted for the re-pricing of the options above in accordance with ASC 718, as a modification. The Company used the Binomial valuation model to calculate the incremental fair value for the re-priced options. Since there was no incremental value as a result of the modification, no additional expense was recorded in respect of the re-pricing of the respective options.

A summary of the stock option activities in 2020 is as follows:

	Year ended December 31, 2020
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	1,869,412	10.25	3.21	$23,838
Granted	315,000	26.28
Exercised	(603,519)	8.63
Expired and forfeited	(118,411)	11.15

Outstanding at December 31, 2020	1,462,482	14.26	3.17	24,019

Vested and expected to vest	1,462,482	14.26	3.17	24,019

Exercisable at December 31, 2020	732,209	10.59	2.29	$14,092

The weighted average grant date fair values of the options granted during the years ended December 31, 2018, 2019 and 2020 were $3.43, $4.24 and $7.99, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 was $1,641, $2,301 and $11,658, respectively.

The options outstanding under the Company’s stock option plans as of December 31, 2020 have been separated into ranges of exercise prices as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2020	Term	price	2020	Exercisable
		(Years)	$		$

1.12	8,408	0.41	1.12	8,408	1.12
8.31-10.07	280,324	1.73	9.17	207,133	9.15
11.07-11.09	682,500	2.81	11.09	426,250	11.09
11.85-15.46	176,250	3.27	12.75	90,418	12.41
24.29-25.4	235,000	5.13	25.12	-	-
31.96	80,000	5.60	31.96	-	-

	1,462,482	3.17	14.26	732,209	10.59

The total equity-based compensation expenses related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2018 , 2019 and 2020, was $1,942, $1,405 and $3,987 respectively. Such expenses are recorded as part selling, marketing, general and administrative expenses in the Company’s consolidated statements of income.

A summary of the RSU activities in the six months ended December 31, 2020 is as follows:

	Amount of options	Weighted Average Grant-Date Fair Value

Unvested at January 1, 2020	-	-
Granted	238,005	24.45

Unvested at December 31, 2020	238,005	24.45

In connection with the Company’s acquisition of sum.cumo, on February 6, 2020 (see Note 1b), the Company issued an aggregate of 173,005 RSUs to certain employees of sum.cumo in connection with the acquisition. The value of these grants was not included in the purchase price of sum.cumo, since their vesting is subject to both continued employment and other performance criteria.

The Company recorded compensation costs related to RSUs of $2,143 for the year ended December 31, 2020, which were included in Selling, marketing, general and administrative expenses in the Company’s consolidated statements of income.

c.	As of December 31, 2020, there was $6,454 of total unrecognized compensation cost related to non-vested options and RSUs, which is expected to be recognized over a weighted-average period of 1.76 years.

d.	Dividend:

On May 14, 2020, the Company’s extraordinary general meeting of shareholders approved the distribution of a cash dividend of $0.14 per common share for a total amount of $7,044 that was paid during June and July 2020.